Debt	6 Months Ended
Jun. 30, 2024
Debt
Debt

3. Debt

As of June 30, 2024, the Company had three loan facilities, which it has used primarily to finance vessel acquisitions or vessels under construction and also for working capital. The Company’s applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for the Company’s obligations under the loan facilities, which totaled 19 vessels as of June 30, 2024. ASC and its subsidiary Ardmore Shipping LLC have provided guarantees in respect of the loan facilities and ASC has granted a guarantee over its trade receivables in respect of the ABN AMRO Revolving Facility (as defined below). These guarantees can be called upon following a payment default. The outstanding principal balances on each loan facility as of June 30, 2024 and December 31, 2023 were as follows:

	As of
In thousands of U.S. Dollars	June 30, 2024	December 31, 2023
Nordea/SEB Revolving Facility	27,000	—
ABN/CACIB Joint Bank Facility	—	45,872
ABN/CACIB Revolving Facility	14,194	—
ABN AMRO Revolving Facility	2,982	932
Total debt	44,176	46,804
Deferred finance fees	—	(778)
Net total debt	44,176	46,026
Current portion of long-term debt	—	6,713
Current portion of deferred finance fees	—	(277)
Total current portion of long-term debt	—	6,436
Non-current portion of long-term debt	44,176	39,590

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As of
In thousands of U.S. Dollars	June 30, 2024
2024(1)	—
2025	2,982
2026	—
2027	41,194
2028	—
44,176

(1) Six-month period ending December 31, 2024

Nordea / SEB Revolving Facility

On August 5, 2022, 12 of ASC’s subsidiaries entered into a $185 million sustainability-linked revolving credit facility with Nordea Bank AB (publ) (“Nordea”) and Skandinaviska Enskilda Banken AB (publ) (“SEB”) (the “Nordea / SEB Revolving Facility”), the proceeds of which were used to refinance 12 vessels, including six vessels financed under lease arrangements. Interest is calculated at a rate of SOFR plus 2.5%. The revolving facility may be drawn down or repaid with five days’ notice. The revolving credit facility matures in June 2027. As of June 30, 2024, $27.0 million of the revolving credit facility was drawn down with $124.4 million undrawn.

3.      Debt (continued)

ABN/CACIB Joint Bank Term Loan and Revolving Credit Facility

On August 5, 2022, seven of ASC’s subsidiaries entered into a $108 million sustainability-linked long-term loan facility with ABN AMRO Bank N.V (“ABN AMRO”) and Credit Agricole Corporate and Investment Bank (“CACIB”) (the “ABN/CACIB Joint Bank Facility”), the proceeds of which were used to finance seven vessels, including three vessels financed under lease arrangements. Interest is calculated at SOFR plus 2.5%. Principal repayments on the term loans are made on a quarterly basis, with a balloon payment payable with the final installment. On June 15, 2023, the credit facility was amended to convert 50% of the outstanding balance under the facility into a revolving credit facility with the remaining 50% of the outstanding balance, or $49.2 million, continuing as a term loan facility. On March 14, 2024, the credit facility was further amended to convert the entire term loan outstanding balance under the facility into the revolving credit facility. The revolving credit facility matures in August 2027. As of June 30, 2024, $14.2 million of the revolving credit facility was drawn down with $70.8 million undrawn.

ABN AMRO Revolving Facility

On August 9, 2022, the Company entered into a new sustainability-linked $15 million revolving credit facility with ABN AMRO (the “ABN AMRO Revolving Facility”) to fund working capital. Interest under this facility is calculated at a rate of SOFR plus 3.9%. Interest payments are payable on a quarterly basis. The facility matures in August 2025 with further options for extension. As of June 30, 2024, $3.0 million of the revolving credit facility was drawn down, with $12.0 million undrawn.

Long-term debt financial covenants

The Company’s existing long-term debt facilities described above include certain covenants. The financial covenants require that the Company:

●	maintain minimum solvency of not less than 30%;
●	maintain minimum cash and cash equivalents (of which at least 60% of such minimum amount is held in cash. The remaining 40% can include cash and cash equivalents undrawn under the revolving facilities), based on the number of vessels owned and chartered-in and 5% of outstanding debt; the required minimum cash and cash equivalents as of June 30, 2024 was $18.8 million;

●	ensure that the aggregate fair market value of the applicable vessels plus any additional collateral is, depending on the facility, no less than 130% of the debt outstanding for the applicable facility;
●	maintain an adjusted net worth of not less than $200 million; and
●	maintain positive working capital, excluding current portion of debt and leases, balloon repayments and amounts outstanding under the ABN AMRO Revolving Facility, provided that the facility has a remaining maturity of more than three months.

The Company was in compliance with all of its long-term debt financial covenants as of June 30, 2024 and December 31, 2023.